Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
As at December 31	2017	2016
Deferred tax assets
Non-capital loss carryforwards	$326,108	$701,000
Total deferred tax assets	$326,108	$701,000

Deferred tax assets/(liabilities)
Non-capital loss carryforwards	$-	$1,101,000
Research and development credits	-	922,000
Intangible assets	-	(38,720,000)
Other	-	(1,446,000)
Total deferred tax liabilities	$-	$(38,143,000)

Schedule of deferred tax assets not recognized
As at December 31	2017	2016
Deferred tax assets
Non-capital loss carryforwards	$-	$6,449,000
Scientific research and experimental development	3,574,000	3,793,000
Other	315,000	256,000
Total deferred tax assets	$3,889,000	$10,498,000

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
Year ended December 31	2017	2016 - Restated	2015
Income (loss) for the year
Canadian	$(2,178,334)	$(4,012,706)	$(2,972,573)
Foreign	4,615,378	7,807,249	4,262,002
	$2,437,044	$3,794,543	$1,289,429

Year ended December 31	2017	2016 - Restated	2015
Canadian federal and provincial income taxes at 27% (2016 – 27%; 2015 – 27%)	$(658,000)	$(1,025,000)	$(348,000)
Permanent differences and other items	(335,000)	(758,000)	(537,000)
Foreign tax rate in foreign jurisdictions	656,000	2,159,000	652,000
Change in unrecognized deferred tax assets	9,397,000	(546,000)	612,000
	$9,060,000	$(170,000)	$379,000

Schedule of barbados losses available for application in future years
2018	$8,366,000
2019	2,278,000
2020	1,169,000
2022	1,231,000
$13,044,000